Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment
The major categories of property and equipment are amortized on a straight-line basis as follows:

Computer equipment and software	3 years
Office equipment and furniture	5 years
Leasehold improvements	term of the lease

	Computer equipment and software $	Office equipment and furniture $	Leasehold improvements $	Total $
Year ended December 31, 2018
As at January 1, 2018	28	3	—	31
Additions	30	—	—	30
Amortization	(19)	(1)	—	(20)
Net book value	39	2	—	41
As at December 31, 2018
Cost	94	41	34	169
Accumulated amortization	(55)	(39)	(34)	(128)
Net book value	39	2	—	41

Year ended December 31, 2017
As at January 1, 2017	19	5	5	29
Additions	25	—	—	25
Disposal	(1)	—	—	(1)
Amortization	(15)	(2)	(5)	(22)
Net book value	28	3	—	31
As at December 31, 2017
Cost	156	41	34	231
Accumulated amortization	(128)	(38)	(34)	(200)
Net book value	28	3	—	31